Trade and Other Receivables - Other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [Line Items]
Trade receivables	₩ 7,774,479	₩ 7,679,751
Other receivables	1,909,290	2,012,640
Gross amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables	7,948,476	7,751,736
Other receivables	1,995,195	2,108,642
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables	7,698,604	7,592,363
Other receivables	1,810,075	1,887,620
Less than 60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables	7,117	820
Other receivables	47,532	46,887
Trade and Other receivables: (impairment reviewed) [Member]
Trade and Other Receivables [Line Items]
Trade receivables	242,755	158,553
Other receivables	137,588	174,135
60 ~ 90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables	39,070	44,277
Other receivables	44	7,352
90 ~ 120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables	17,502	18,917
Other receivables	1,017	2,160
120 days ~ 1year [Member]
Trade and Other Receivables [Line Items]
Trade receivables	55,242	42,534
Other receivables	11,042	17,613
Over 1 year [Member]
Trade and Other Receivables [Line Items]
Trade receivables	130,941	52,825
Other receivables	125,485	147,010
Less: Allowance for doubtful accounts [Member]
Trade and Other Receivables [Line Items]
Trade receivables	(173,583)	(71,985)
Other receivables	(78,008)	(87,661)
Less: Present value discount [Member]
Trade and Other Receivables [Line Items]
Trade receivables	(414)
Other receivables	₩ (7,897)	₩ (8,341)